UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Lea Anne Copenhefer
c/o Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.23%
Brazil - 1.97%
Embraer SA Sponsored - ADR	596,835	$13,207,959
China - 1.63%
China Mobile Ltd.	1,126,500	10,900,687
Finland - 2.06%
Nokia OYJ	2,371,580	13,767,324
France - 18.02%
Carrefour SA	1,054,578	18,019,513
Compagnie De Saint-Gobain SA	371,550	12,334,171
Engie SA	1,220,263	17,532,676
Orange SA	869,811	14,095,975
Publicis Groupe SA	212,016	12,096,934
Renault SA	107,822	6,716,578
Sanofi	301,093	26,119,819
Schneider Electric SE	124,817	8,466,503
Societe BIC SA	50,728	5,182,109
		120,564,278
Germany - 0.53%
BASF SE	50,884	3,544,260
Hong Kong - 0.57%
First Pacific Co. Ltd.	9,774,000	3,785,856
Ireland - 2.97%
CRH Plc	412,717	10,925,400
Shire Plc	153,735	8,945,470
		19,870,870
Italy - 6.06%
Eni SpA	930,813	14,704,259
Intesa Sanpaolo SpA	5,169,879	11,511,382
Telecom Italia Rsp	28,353,586	13,598,994
Telecom Italia SpA (a)	1,365,052	755,706
		40,570,341
Japan - 13.00%
Dai Nippon Printing Co. Ltd.	473,600	9,885,977
Daiichi Sankyo Co. Ltd.	91,802	2,936,352
Honda Motor Co. Ltd.	399,200	10,516,951
Mitsubishi Tanabe Pharma Corp.	769,500	11,108,196
Mitsubishi UFJ Financial Group, Inc.	2,305,100	11,312,636
MS&AD Insurance Group Holdings, Inc.	433,299	12,316,649
Nissan Motor Co. Ltd.	760,700	6,085,084
Sumitomo Mitsui Trust Holdings, Inc.	295,600	10,764,855
Taisho Pharmaceutical Holdings Co. Ltd.	45,500	4,566,753
Takeda Pharmaceutical Co. Ltd. (b)	220,000	7,456,790
		86,950,243

Mexico - 4.16%
Cemex SAB de CV Sponsored - ADR (a)	2,449,645	11,807,289
Fibra Uno Administracion SA de CV	14,425,056	16,038,647
		27,845,936
Netherlands - 2.21%
Aegon NV	1,765,077	8,267,001
NXP Semiconductors NV	88,569	6,490,337
		14,757,338
Russia - 2.34%
Mobile TeleSystems PJSC	1,556,496	5,292,198
Oil Company LUKOIL PJSC	90,467	6,434,291
Public Joint-Stock Co. Gazprom	1,780,571	3,909,974
		15,636,463
South Korea - 5.36%
Hana Financial Group, Inc.	169,484	5,512,099
Hyundai Mobis Co. Ltd.	70,199	11,976,955
Hyundai Motor Co.	60,185	6,389,261
KT&G Corp.	85,443	7,779,295
POSCO	19,278	4,216,710
		35,874,320
Spain - 1.84%
Repsol SA	763,823	12,280,039
Switzerland - 7.78%
Credit Suisse Group AG	1,247,112	13,633,042
Roche Holding AG	22,029	5,468,894
Swatch Group Ltd. Bearer	15,619	4,558,527
Swatch Group Ltd. Registered	79,685	4,609,127
Swiss Resources AG	105,291	9,686,809
UBS Group AG	1,128,546	14,076,629
		52,033,028
Taiwan - 1.30%
Asustek Computer, Inc.	1,326,000	8,690,386
United Kingdom - 21.43%
Barclays Plc	5,358,811	10,252,852
BP Plc	1,741,000	11,006,058
G4S Plc	3,510,916	8,862,669
GlaxoSmithKline Plc	1,342,254	25,580,705
HSBC Holdings Plc	900,861	7,431,866
Imperial Brands Plc	273,504	8,301,320
J Sainsbury Plc	2,599,533	8,787,724
Kingfisher Plc	4,754,428	12,500,777
Marks & Spencer Group Plc	4,179,971	13,110,050
Tesco Plc	4,888,471	11,855,333
Wm Morrison Supermarkets Plc	3,535,297	9,610,866
WPP Plc	1,474,619	16,048,268
		143,348,488
TOTAL COMMON STOCKS (Cost $772,765,882)		$623,627,816

PREFERRED STOCKS - 3.81%
Brazil - 2.40%
Petroleo Brasileiro SA	1,028,300	$5,997,737
Telefonica Brasil SA	841,100	10,030,114
		16,027,851
Russia - 1.41%
Surgutneftegas PJSC	16,855,053	9,413,918
TOTAL PREFERRED STOCKS (Cost $20,134,411)		$25,441,769

	Contracts	Value
RIGHTS - 0.05%
Spain - 0.05%
Repsol SA
Expiration Date: January 2019, Exercise Price: EUR 1.00 (a)	763,823	$350,060
TOTAL RIGHTS (Cost $358,353)		$350,060

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.34%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $15,070,000 US Treasury Bonds, 3.125%, 02/15/43,
(Market Value $15,495,321)] (proceeds $15,191,913)	$15,191,491	$15,191,491
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $410,000 US Treasury Bonds, 3.625%, 08/15/43,
(Market Value $457,793)] (proceeds $445,115)	445,103	445,103
TOTAL REPURCHASE AGREEMENTS (Cost $15,636,594)		$15,636,594

Total Investments (Cost $808,895,240) - 99.43%		$665,056,239
Other Assets in Excess of Liabilities - 0.57%		3,840,249
TOTAL NET ASSETS - 100.00%		$668,896,488

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	European Union Euro
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense		1.97%
Auto Components		1.79%
Automobiles		4.44%
Banks		8.49%
Biotechnology		1.34%

Building Products	1.84%
Capital Markets	4.14%
Chemicals	0.53%
Commercial Services & Supplies	3.58%
Communications Equipment	2.06%
Construction Materials	3.40%
Diversified Financial Services	0.57%
Diversified Telecommunication Services	4.25%
Electrical Equipment	1.27%
Equity Real Estate Investment Trusts	2.40%
Food & Staples Retailing	7.22%
Insurance	4.52%
Media	4.21%
Metals & Mining	0.63%
Multiline Retail	1.96%
Multi-Utilities	2.62%
Oil, Gas & Consumable Fuels	7.23%
Pharmaceuticals	12.44%
Semiconductors & Semiconductor Equipment	0.97%
Specialty Retail	1.87%
Technology Hardware, Storage & Peripherals	1.30%
Textiles, Apparel & Luxury Goods	1.37%
Tobacco	2.40%
Wireless Telecommunication Services	2.42%
TOTAL COMMON STOCKS	93.23%
PREFERRED STOCKS
Diversified Telecommunication Services	1.50%
Oil, Gas & Consumable Fuels	2.31%
TOTAL PREFERRED STOCKS	3.81%
RIGHTS
Oil, Gas & Consumable Fuels	0.05%
TOTAL RIGHTS	0.05%
REPURCHASE AGREEMENTS	2.34%
TOTAL INVESTMENTS	99.43%
Other Assets in Excess of Liabilities	0.57%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.15%
Austria - 1.35%
Erste Group Bank AG	23,487	$778,772
Brazil - 2.73%
Embraer SA	253,420	1,416,732
Embraer SA Sponsored - ADR	7,378	163,275
		1,580,007
China - 1.90%
China Mobile Ltd.	113,500	1,098,294
Finland - 2.05%
Nokia OYJ	203,996	1,184,223
France - 13.21%
Carrefour SA	33,956	580,204
Engie SA	52,967	761,027
Engie SA Registered Shares (Prime Fidelite 2019)	31,200	448,280
Engie SA Registered Shares (Prime Fidelite 2021)	21,767	340,332
Publicis Groupe SA	16,026	914,391
Sanofi	25,408	2,204,144
Schneider Electric SE	19,673	1,334,446
Total SA	20,020	1,055,958
		7,638,782
Ireland - 1.00%
CRH Plc	21,874	579,046
Italy - 2.52%
Eni SpA	61,689	974,515
Telecom Italia Rsp	1,001,884	480,525
		1,455,040
Japan - 3.32%
Honda Motor Co. Ltd.	36,000	948,423
Nissan Motor Co. Ltd.	121,700	973,517
		1,921,940
Malaysia - 1.56%
Genting Berhad	612,300	903,316
Mexico - 1.82%
Fibra Uno Administracion SA de CV	949,295	1,055,483
Netherlands - 1.01%
NXP Semiconductors NV	7,966	583,749
Russia - 2.03%
Oil Company LUKOIL PJSC Sponsored - ADR	9,975	711,617
Public Joint-Stock Co. Gazprom	211,554	464,554
		1,176,171

South Korea - 5.89%
Hyundai Mobis Co. Ltd.	4,744	809,394
Hyundai Motor Co.	11,280	1,197,489
KT&G Corp.	6,881	626,492
Samsung Electronics Co. Ltd.	22,137	770,627
		3,404,002
Spain - 1.38%
Repsol SA	49,798	800,606
Switzerland - 4.95%
Credit Suisse Group AG	90,976	994,522
Swiss Resources AG	7,632	702,147
UBS Group AG	93,539	1,166,735
		2,863,404
United Kingdom - 19.12%
Barclays Plc	218,871	418,759
BP Plc	237,368	1,500,566
GlaxoSmithKline Plc	117,554	2,240,347
HSBC Holdings Plc	70,190	579,049
Imperial Brands Plc	51,718	1,569,731
J Sainsbury Plc	231,384	782,194
Kingfisher Plc	309,786	814,518
Marks & Spencer Group Plc	238,180	747,027
Tesco Plc	408,163	989,861
Wm Morrison Supermarkets Plc	166,864	453,628
WPP Plc	88,304	961,012
		11,056,692
United States - 30.31%
American International Group, Inc.	23,147	912,223
Apache Corp.	12,581	330,251
Bank of America Corp.	43,586	1,073,959
Bank of New York Mellon Corp.	24,018	1,130,527
Cardinal Health, Inc.	26,937	1,201,390
Cigna Corp.	3,430	651,378
Citigroup, Inc.	30,833	1,605,166
Emerson Electric Co.	10,703	639,504
HCA Healthcare, Inc.	5,136	639,175
Jefferies Financial Group, Inc.	34,851	605,013
Laboratory Corp of America Holdings (a)	4,337	548,023
McKesson Corp.	10,961	1,210,862
Merck & Co., Inc.	19,200	1,467,072
Microsoft Corp.	3,913	397,443
PepsiCo, Inc.	4,473	494,177
Pfizer, Inc.	40,966	1,788,166
PNC Financial Services Group, Inc.	6,032	705,201
State Street Corp.	13,917	877,745
Wells Fargo & Co.	27,220	1,254,298
		17,531,573
TOTAL COMMON STOCKS (Cost $56,715,457)		$55,611,100

PREFERRED STOCKS - 0.21%
South Korea - 0.21%
Samsung Electronics Co. Ltd.	4,331	$123,753
TOTAL PREFERRED STOCKS (Cost $128,287)		$123,753

	Contracts	Value
RIGHTS - 0.04%
Spain - 0.04%
Repsol SA
Expiration Date: January 2019, Exercise Price: EUR 1.00 (a)	49,798	$22,822
TOTAL RIGHTS (Cost $23,363)		$22,822

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.49%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $1,845,000 US Treasury Bonds, 3.625%, 08/15/43,
(Market Value $2,060,070)] (proceeds $2,015,634)	$2,015,578	$2,015,578
TOTAL REPURCHASE AGREEMENTS (Cost $2,015,578)		$2,015,578

Total Investments (Cost $58,882,685) - 99.89%		$57,773,253
Other Assets in Excess of Liabilities - 0.11%		61,708
TOTAL NET ASSETS - 100.00%		$57,834,961

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	European Union Euro
(a)	Non-income producing security.

Brandes Global Equity Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense		2.73%
Auto Components		1.40%
Automobiles		5.39%
Banks		11.09%
Beverages		0.86%
Capital Markets		7.21%
Communications Equipment		2.05%
Construction Materials		1.00%
Diversified Financial Services		1.05%
Diversified Telecommunication Services		0.83%
Electrical Equipment		3.41%
Equity Real Estate Investment Trusts		1.82%

Food & Staples Retailing	4.85%
Health Care Providers & Services	7.35%
Hotels, Restaurants & Leisure	1.56%
Insurance	2.79%
Media	3.24%
Multiline Retail	1.29%
Multi-Utilities	2.68%
Oil, Gas & Consumable Fuels	10.10%
Pharmaceuticals	13.31%
Semiconductors & Semiconductor Equipment	1.01%
Software	0.69%
Specialty Retail	1.41%
Technology Hardware, Storage & Peripherals	1.33%
Tobacco	3.80%
Wireless Telecommunication Services	1.90%
TOTAL COMMON STOCKS	96.15%
PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.21%
TOTAL PREFERRED STOCKS	0.21%
RIGHTS
Oil, Gas & Consumable Fuels	0.04%
TOTAL RIGHTS	0.04%
REPURCHASE AGREEMENTS	3.49%
TOTAL INVESTMENTS	99.89%
Other Assets in Excess of Liabilities	0.11%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.93%
Brazil - 6.46%
Companhia Paranaense de Energia	4,000	$30,756
Telefonica Brasil SA	4,590	48,886
		79,642
Chile - 1.74%
Enel Chile SA	222,225	21,444
China - 1.96%
China Mobile Ltd.	2,500	24,191
Finland - 2.13%
Nokia OYJ	4,519	26,233
France - 14.83%
Engie SA	1,491	21,423
Engie SA Registered Shares (Prime Fidelite 2019)	400	5,747
Engie SA Registered Shares (Prime Fidelite 2021)	1,092	17,530
Publicis Groupe SA	461	26,303
Sanofi	551	47,799
Schneider Electric SE	528	35,815
Total SA	536	28,271
		182,888
Italy - 2.63%
Eni SpA	2,057	32,495
Japan - 2.14%
Honda Motor Co. Ltd.	1,000	26,345
Mexico - 2.92%
Fibra Uno Administracion SA de CV	32,370	35,991
South Korea - 1.68%
KT&G Corp.	228	20,758
Switzerland - 5.59%
Credit Suisse Group AG	1,738	18,999
Swiss Resources AG	240	22,080
UBS Group AG	2,237	27,902
		68,981
United Kingdom - 23.24%
BP Plc	5,500	34,770
British American Tobacco Plc	279	8,878
GlaxoSmithKline Plc	2,390	45,549
HSBC Holdings Plc	2,038	16,813
Imperial Brands Plc	1,102	33,447
J Sainsbury Plc	5,103	17,251
Kingfisher Plc	10,771	28,320
Marks & Spencer Group Plc	4,816	15,105
Royal Dutch Shell Plc - Class A	814	23,958

Tesco Plc	8,470	20,541
Wm Morrison Supermarkets Plc	4,210	11,445
WPP Plc	2,818	30,668
		286,745
United States - 25.61%
Bank of New York Mellon Corp.	280	13,180
BB&T Corp.	234	10,137
Cardinal Health, Inc.	847	37,776
Citigroup, Inc.	466	24,260
Emerson Electric Co.	305	18,224
Johnson & Johnson	166	21,422
Merck & Co., Inc.	542	41,414
Microsoft Corp.	129	13,103
PepsiCo, Inc.	118	13,037
Pfizer, Inc.	934	40,769
PNC Financial Services Group, Inc.	85	9,937
Procter & Gamble Co.	228	20,958
State Street Corp.	308	19,426
Wells Fargo & Co.	701	32,302
		315,945
TOTAL COMMON STOCKS (Cost $1,173,102)		$1,121,658

PREFERRED STOCKS - 9.45%
South Korea - 1.70%
Samsung Electronics Co. Ltd.	736	$21,030
United States - 7.75%
Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%) (a)	1,632	34,141
Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%) (a)	1,701	29,870
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%) (a)	1,668	31,626
		95,637
TOTAL PREFERRED STOCKS (Cost $120,946)		$116,667

Total Investments (Cost $1,294,048) - 100.38%		$1,238,325
Liabilities in Excess of Other Assets - (0.38)%		(4,735)
TOTAL NET ASSETS - 100.00%		$1,233,590

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Variable rate security. This coupon is based on a reference index and spread.

Brandes Global Equity Income Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Automobiles	2.14%
Banks	7.58%
Beverages	1.06%
Capital Markets	6.44%
Communications Equipment	2.13%
Diversified Telecommunication Services	3.96%
Electric Utilities	4.23%
Electrical Equipment	4.38%
Equity Real Estate Investment Trusts	2.92%
Food & Staples Retailing	3.99%
Health Care Providers & Services	3.06%
Household Products	1.70%
Insurance	1.79%
Media	4.62%
Multiline Retail	1.22%
Multi-Utilities	3.62%
Oil, Gas & Consumable Fuels	9.69%
Pharmaceuticals	15.97%
Software	1.06%
Specialty Retail	2.30%
Tobacco	5.11%
Wireless Telecommunication Services	1.96%
TOTAL COMMON STOCKS	90.93%
PREFERRED STOCKS
Banks	2.77%
Capital Markets	4.98%
Technology Hardware, Storage & Peripherals	1.70%
TOTAL PREFERRED STOCKS	9.45%
TOTAL INVESTMENTS	100.38%
Liabilities in Excess of Other Assets	(0.38)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.32%
Brazil - 6.92%
Companhia Paranaense de Energia	31,800	$244,505
Embraer SA Sponsored - ADR	31,323	693,178
Marfrig Global Foods SA (a)	157,700	221,648
Telefonica Brasil SA	35,200	374,892
		1,534,223
Canada - 0.96%
Sierra Wireless, Inc. (a)	15,871	213,094
China - 3.29%
China Mobile Ltd.	63,500	614,464
China Yuchai International Ltd.	9,213	114,610
		729,074
France - 8.76%
Carrefour SA	25,945	443,322
Engie SA	14,359	206,309
Engie SA Registered Shares (Prime Fidelite 2019)	4,400	63,219
Engie SA Registered Shares (Prime Fidelite 2021)	11,674	154,251
Publicis Groupe SA	6,867	391,808
Sanofi	5,652	490,311
Schneider Electric SE	2,868	194,540
		1,943,760
Greece - 0.55%
Grivalia Properties Real Estate Investment Co. SA	12,783	122,297
Hong Kong - 0.82%
First Pacific Co. Ltd.	471,340	182,568
Hungary - 1.03%
Magyar Telekom Telecommunications Plc	145,057	228,146
India - 1.10%
Reliance Infrastructure Ltd. Sponsored - GDR	17,922	243,512
Ireland - 1.57%
C&C Group Plc	111,672	348,659
Italy - 2.58%
Eni SpA	15,841	250,244
Telecom Italia Rsp	673,825	323,181
		573,425
Japan - 5.99%
Honda Motor Co. Ltd.	13,700	360,927
Nissan Motor Co. Ltd.	48,700	389,567
NuFlare Technology, Inc.	4,800	217,213
Tachi-S Co. Ltd.	15,900	207,148
TSI Holdings Co. Ltd.	23,600	153,593
		1,328,448

Mexico - 6.79%
Cemex SAB de CV Sponsored - ADR (a)	50,626	244,017
Consorcio ARA SAB de CV	1,587,660	410,412
Fibra Uno Administracion SA de CV	457,583	508,769
Macquarie Mexico Real Estate Management SA de CV (b)	382,830	343,834
		1,507,032
Netherlands - 1.10%
NXP Semiconductors NV	3,333	244,242
Panama - 1.09%
Banco Latinoamericano de Comercio Exterior SA - Class E	13,977	241,802
Russia - 3.49%
Oil Company LUKOIL PJSC Sponsored - ADR	788	56,216
Public Joint-Stock Co. Gazprom Sponsored - ADR	78,016	344,831
Sberbank of Russia OJSC	98,625	263,991
Sistema PJSFC	960,903	110,206
		775,244
Slovenia - 1.48%
Nova Ljubljanska Banka - GDR (a)(b)	21,963	327,385
South Korea - 5.87%
Hyundai Mobis Co. Ltd.	2,404	410,157
KT&G Corp.	3,217	292,897
Lotte Chilsung Beverage Co. Ltd.	136	170,640
Lotte Corp. (a)	3,825	180,714
Samsung Electronics Co. Ltd.	7,095	246,989
		1,301,397
Spain - 1.22%
Atresmedia Corp de Medios de Comunicacion SA	54,239	270,824
Switzerland - 3.23%
Credit Suisse Group AG	31,615	345,605
UBS Group AG	29,667	370,045
		715,650
United Kingdom - 19.13%
Barclays Plc	124,427	238,062
BP Plc	38,318	242,234
Countrywide Plc (a)	2,076,529	226,297
De La Rue Plc	71,882	387,910
GlaxoSmithKline Plc	29,890	569,644
Imperial Brands Plc	13,196	400,521
J Sainsbury Plc	53,980	182,479
Kingfisher Plc	128,503	337,872
LSL Property Services Plc	77,968	217,862
Marks & Spencer Group Plc	114,996	360,673
Mitie Group Plc	225,154	317,475
Tesco Plc	108,017	261,959
Wm Morrison Supermarkets Plc	69,502	188,944
WPP Plc	28,784	313,256
		4,245,188

United States - 15.35%
American International Group, Inc.	5,913	233,031
Briggs & Stratton Corp.	27,271	356,704
Cardinal Health, Inc.	8,589	383,069
Citigroup, Inc.	6,421	334,278
Edgewell Personal Care Co. (a)	6,821	254,764
Jefferies Financial Group, Inc.	8,349	144,939
McKesson Corp.	3,380	373,389
Owens & Minor, Inc.	31,079	196,730
St. Joe Co. (a)	26,319	346,621
State Street Corp.	3,732	235,377
Wells Fargo & Co.	5,694	262,380
World Fuel Services Corp.	13,263	283,961
		3,405,243
TOTAL COMMON STOCKS (Cost $24,596,212)		$20,481,213

PREFERRED STOCKS - 6.00%
Brazil - 1.83%
Companhia Brasileira de Distribuicao	8,900	$185,607
Petroleo Brasileiro SA	37,940	221,292
		406,899
Russia - 1.88%
Surgutneftegas PJSC	745,363	416,301
South Korea - 2.29%
Hyundai Motor Co. Ltd.	8,082	508,734
TOTAL PREFERRED STOCKS (Cost $1,306,154)		$1,331,934

Total Investments (Cost $25,902,366) - 98.32%		$21,813,147
Other Assets in Excess of Liabilities - 1.68%		373,301
TOTAL NET ASSETS - 100.00%		$22,186,448

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $671,219, which represented 3.03% of the net assets of the Fund.

Brandes Global Opportunities Value Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense		3.12%
Auto Components		2.78%
Automobiles		3.38%

Banks	6.43%
Beverages	2.34%
Capital Markets	4.29%
Commercial Services & Supplies	3.18%
Communications Equipment	0.96%
Construction Materials	1.10%
Diversified Financial Services	2.57%
Diversified Telecommunication Services	4.17%
Electric Utilities	2.20%
Electrical Equipment	0.88%
Equity Real Estate Investment Trusts	4.39%
Food & Staples Retailing	4.85%
Food Products	1.00%
Health Care Providers & Services	4.30%
Household Durables	1.85%
Industrial Conglomerates	0.81%
Insurance	1.05%
Machinery	2.12%
Media	4.40%
Multiline Retail	1.63%
Multi-Utilities	1.91%
Oil, Gas & Consumable Fuels	5.31%
Personal Products	1.16%
Pharmaceuticals	4.78%
Real Estate Management & Development	3.56%
Semiconductors & Semiconductor Equipment	2.08%
Specialty Retail	1.52%
Technology Hardware, Storage & Peripherals	1.11%
Textiles, Apparel & Luxury Goods	0.69%
Tobacco	3.13%
Wireless Telecommunication Services	3.27%
TOTAL COMMON STOCKS	92.32%
PREFERRED STOCKS
Automobiles	2.29%
Food & Staples Retailing	0.84%
Oil, Gas & Consumable Fuels	2.87%
TOTAL PREFERRED STOCKS	6.00%
TOTAL INVESTMENTS	98.32%
Other Assets in Excess of Liabilities	1.68%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.66%
Argentina - 3.32%
Adecoagro SA (a)	1,176,931	$8,191,440
YPF SA Sponsored - Class D - ADR	2,625,116	35,150,303
		43,341,743
Brazil - 10.53%
AES Tiete Energia SA	2,764,947	7,136,689
Cielo SA	5,180,100	11,872,856
Companhia Paranaense de Energia	615,099	4,729,394
Embraer SA Sponsored - ADR	2,344,490	51,883,563
Estacio Participacoes SA	4,202,093	25,731,440
Hapvida Participacoes e Investimentos SA (c)	1,243,200	10,007,828
Kroton Educacional SA	5,600,500	12,794,454
Marfrig Global Foods SA (a)	9,401,811	13,214,292
		137,370,516
Chile - 1.37%
Empresa Nacional de Telecomunicaciones SA	1,339,920	10,419,042
Enel Chile SA Sponsored - ADR	1,509,388	7,471,471
		17,890,513
China - 12.09%
Bosideng International Holdings Ltd.	83,355,950	15,755,355
China Construction Bank Corp. - Class H	24,470,000	20,037,341
China Mobile Ltd.	6,243,900	60,419,703
China Railway Signal & Communication Corp. Ltd. (c)	12,919,000	9,048,677
China Yuchai International Ltd.	173,073	2,153,028
Dongfeng Motor Group Co. Ltd. - Class H	34,409,000	31,273,855
Genertec Universal Medical Group Co. Ltd. (c)	19,987,000	14,944,995
Weiqiao Textile Co. Ltd. - Class H	12,307,077	4,151,251
		157,784,205
Colombia - 0.96%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,127,094	12,549,855
Czech Republic - 0.52%
O2 Czech Republic AS	626,829	6,725,618
Greece - 0.66%
Hellenic Telecommunications Organization SA	798,672	8,714,259
Hong Kong - 4.50%
First Pacific Co. Ltd.	28,461,920	11,024,426
Lifestyle International Holdings Ltd.	9,809,500	14,870,784
Luk Fook Holdings International Ltd.	4,316,000	12,316,698
Yue Yuen Industrial Holdings Ltd.	6,400,000	20,488,274
		58,700,182
India - 2.02%
Power Grid Corp of India Ltd.	5,142,128	14,625,521
Reliance Infrastructure Ltd.	2,580,272	11,672,361
		26,297,882

Indonesia - 4.39%
Bank Rakyat Indonesia Persero Tbk PT	139,220,100	35,467,485
PT XL Axiata Tbk (a)	158,139,615	21,797,725
		57,265,210
Malaysia - 1.96%
Genting Berhad	17,329,800	25,566,364
Mexico - 8.50%
Cemex SAB de CV Sponsored - ADR (a)	8,397,536	40,476,124
Fibra Uno Administracion SA de CV	32,196,641	35,798,167
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	20,567,582
Macquarie Mexico Real Estate Management SA de CV (c)	14,203,330	12,756,562
Urbi Desarrollos Urbanos SA de CV (a)(d)	10,242,449	1,261,299
		110,859,734
Pakistan - 0.53%
Nishat Mills Ltd.	7,646,760	6,970,782
Panama - 2.05%
Banco Latinoamericano de Comercio Exterior SA - Class E	644,836	11,155,663
Copa Holdings SA - Class A	198,432	15,618,583
		26,774,246
Russia - 8.35%
Mobile TeleSystems PJSC	5,442,495	18,504,875
Oil Company LUKOIL PJSC Sponsored - ADR	88,732	6,330,141
Public Joint-Stock Co. Gazprom	5,318,206	11,678,302
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,281,891	14,505,958
Sberbank of Russia OJSC	9,692,018	25,942,751
Sistema JSFC Sponsored - GDR	2,684,906	6,234,481
X5 Retail Group NV - GDR	1,038,411	25,731,825
		108,928,333
Singapore - 0.12%
Flex Ltd. (a)	203,158	1,546,032
South Africa - 1.31%
Absa Group Ltd.	1,517,260	17,029,248
South Korea - 13.21%
Hyundai Mobis Co. Ltd.	133,964	22,856,178
KIA Motors Corp.	752,977	22,696,140
KT&G Corp.	431,744	39,308,823
POSCO	119,294	26,093,380
S-1 Corp.	297,729	26,750,074
Samsung Electronics Co. Ltd.	610,691	21,259,203
Shinhan Financial Group Co. Ltd.	376,169	13,337,494
		172,301,292
Spain - 1.26%
Prosegur Cash SA (c)	7,386,331	16,379,207
Taiwan - 1.35%
Asustek Computer, Inc.	2,689,000	17,623,265
Thailand - 3.36%
Bangkok Bank Plc - NVDR	1,984,500	12,385,413
Jasmine Broadband Internet Infrastructure - Class F	43,617,600	13,400,607
Siam Commercial Bank PCL	4,410,700	18,105,026
		43,891,046

Turkey - 2.67%
Akbank T.A.S.	7,785,133	10,043,311
Emlak Konut Gayrimenkul Yatirim Ortakligi AG	54,766,538	15,472,527
Turkiye Garanti Bankasi Anonim Sirketi	6,223,640	9,328,471
		34,844,309
United Kingdom - 2.63%
ITE Group Plc	22,007,865	17,812,525
Vivo Energy Plc (c)	10,376,419	16,532,226
		34,344,751
TOTAL COMMON STOCKS (Cost $1,390,746,896)		$1,143,698,592

PREFERRED STOCKS - 9.26%
Brazil - 4.59%
Companhia Brasileira de Distribuicao	1,166,900	$24,335,359
Companhia Paranaense de Energia - COPEL B	1,105,950	8,703,153
Petroleo Brasileiro SA	1,780,600	10,385,656
Telefonica Brasil SA	498,300	5,942,226
Telefonica Brasil SA Sponsored - ADR	885,569	10,564,838
		59,931,232
Colombia - 0.46%
Grupo Aval Acciones y Valores SA	20,018,115	6,040,878
Russia - 2.21%
Surgutneftegas PJSC	32,081,832	17,918,409
Surgutneftegas PJSC Sponsored - ADR	1,977,282	10,855,278
		28,773,687
South Korea - 2.00%
Hyundai Motor Co. Ltd.	413,848	26,050,304
TOTAL PREFERRED STOCKS (Cost $125,431,773)		$120,796,101

PARTICIPATORY NOTES - 1.11%
China - 1.11%
China South Publishing & Media Group Co. Ltd. (a)(b)(c)(e)	7,936,516	$14,420,650
TOTAL PARTICIPATORY NOTES (Cost $15,164,834)		$14,420,650

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.41%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $4,865,000 US Treasury Bonds, 3.625%, 08/15/43,
(Market Value $5,432,108)] (proceeds $5,321,118)	$5,320,970	$5,320,970
TOTAL REPURCHASE AGREEMENTS (Cost $5,320,970)		$5,320,970

Total Investments (Cost $1,536,664,473) - 98.44%		$1,284,236,313
Other Assets in Excess of Liabilities - 1.56%		20,409,311
TOTAL NET ASSETS - 100.00%		$1,304,645,624

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $14,420,650 or 1.11% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,090,145, which represented 7.21% of the net assets of the Fund.

(d)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(e)
Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021. See Note 4 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense		3.98%
Airlines		1.20%
Auto Components		1.75%
Automobiles		4.14%
Banks		13.35%
Commercial Services & Supplies		3.31%
Construction Materials		3.10%
Diversified Consumer Services		2.95%
Diversified Financial Services		1.70%
Diversified Telecommunication Services		1.18%
Electric Utilities		2.95%
Electronic Equipment, Instruments & Components		0.81%
Equity Real Estate Investment Trusts		7.51%
Food & Staples Retailing		1.97%
Food Products		1.64%
Health Care Providers & Services		1.91%
Hotels, Restaurants & Leisure		1.96%
Household Durables		0.10%
Independent Power and Renewable Electricity Producers		0.55%
IT Services		0.91%
Machinery		0.16%
Media		1.37%
Metals & Mining		2.00%
Multiline Retail		1.14%
Oil, Gas & Consumable Fuels		5.19%
Specialty Retail		2.21%
Technology Hardware, Storage & Peripherals		2.98%
Textiles, Apparel & Luxury Goods		3.63%
Tobacco		3.01%
Wireless Telecommunication Services		9.00%

TOTAL COMMON STOCKS	87.66%
PREFERRED STOCKS
Automobiles	2.00%
Banks	0.46%
Diversified Telecommunication Services	1.27%
Electric Utilities	0.67%
Food & Staples Retailing	1.86%
Oil, Gas & Consumable Fuels	3.00%
TOTAL PREFERRED STOCKS	9.26%
PARTICIPATORY NOTES
Media	1.11%
TOTAL PARTICIPATORY NOTES	1.11%
REPURCHASE AGREEMENTS	0.41%
TOTAL INVESTMENTS	98.44%
Other Assets in Excess of Liabilities	1.56%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.24%
Argentina - 0.55%
Adecoagro SA (a)	499,564	$3,476,965
Belgium - 1.03%
D'Ieteren SA	174,965	6,599,065
Brazil - 4.71%
Embraer SA	4,636,347	25,919,269
Mills Estruturas e Servicos de Engenharia SA (a)	3,771,200	4,164,545
		30,083,814
Canada - 5.69%
Celestica, Inc. (a)	1,118,385	9,808,237
Dorel Industries, Inc. - Class B (a)	1,096,675	14,170,339
Sierra Wireless, Inc. (a)	920,376	12,357,524
		36,336,100
China - 1.12%
Boyaa Interactive International Ltd. (a)	20,008,900	3,085,978
Weiqiao Textile Co. Ltd. - Class H	12,131,000	4,091,859
		7,177,837
France - 2.01%
Savencia SA	100,447	6,421,869
Societe BIC SA	62,706	6,405,719
		12,827,588
Germany - 2.22%
Draegerwerk AG & Co. KGaA	127,244	6,006,545
Rhoen-Klinikum AG	323,899	8,186,634
		14,193,179
Greece - 1.29%
GR Sarantis SA	430,156	3,437,138
Grivalia Properties Real Estate Investment Co. SA	502,940	4,811,714
		8,248,852
Hong Kong - 4.14%
APT Satellite Holdings Ltd.	10,842,050	4,292,236
Dickson Concepts International Ltd.	5,791,500	2,831,111
Emperor Watch & Jewellery Ltd.	116,750,000	3,415,935
First Pacific Co. Ltd.	27,754,000	10,750,221
PAX Global Technology Ltd.	14,223,000	5,134,039
		26,423,542
Hungary - 2.19%
Magyar Telekom Telecommunications Plc	8,870,971	13,952,273
India - 0.97%
Reliance Infrastructure Ltd.	1,372,515	6,208,838
Indonesia - 0.85%
PT XL Axiata Tbk (a)	39,563,900	5,453,428

Ireland - 4.79%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	1,520,567	3,923,063
C&C Group Plc	8,538,948	26,660,059
		30,583,122
Italy - 1.03%
Buzzi Unicem SpA	306,298	3,360,052
Safilo Group SpA (a)(c)	3,987,550	3,198,117
		6,558,169
Japan - 20.57%
Bank of Nagoya Ltd.	138,600	4,159,575
Denki Kogyo Co. Ltd.	123,700	2,679,793
Funai Electric Co. Ltd. (a)(d)	1,100,200	5,271,054
Futaba Corp.	139,000	2,001,833
Hachijuni Bank Ltd.	3,046,400	12,442,533
Hyakugo Bank Ltd.	2,852,800	10,095,788
Kato Sangyo Co. Ltd.	415,400	11,493,512
Kissei Pharmaceutical Co. Ltd.	442,100	11,256,639
Komori Corp.	1,427,900	14,342,918
Mitsubishi Shokuhin Co. Ltd.	40,500	1,033,229
Nippon Seiki Co. Ltd.	191,700	3,279,145
NuFlare Technology, Inc.	108,400	4,905,383
Oita Bank Ltd.	139,300	4,229,535
Tachi-S Co. Ltd.	523,200	6,816,341
Torii Pharmaceutical Co. Ltd.	305,100	6,770,919
Toyo Suisan Kaisha Ltd.	681,000	23,714,532
TSI Holdings Co. Ltd.	513,300	3,340,645
Tsutsumi Jewelry Co. Ltd.	209,000	3,508,620
		131,341,994
Mexico - 5.47%
Consorcio ARA SAB de CV	30,020,811	7,760,414
Desarrolladora Homex SAB de CV (a)(c)	279,501,983	2,104,967
Fibra Uno Administracion SA de CV	14,425,246	16,038,858
Macquarie Mexico Real Estate Management SA de CV (b)	8,260,655	7,419,215
Urbi Desarrollos Urbanos SA de CV (a)(c)	12,867,533	1,584,563
		34,908,017
Philippines - 0.81%
First Philippine Holdings Corp.	4,205,730	5,178,683
Russia - 0.52%
Sistema PJSFC	28,831,233	3,306,654
Slovenia - 2.06%
Nova Ljubljanska Banka - GDR (a)(b)	880,670	13,127,461
South Korea - 9.10%
Binggrae Co. Ltd.	109,094	7,088,470
Korean Reinsurance Co.	879,400	6,822,367
Lotte Chilsung Beverage Co. Ltd.	6,311	7,918,444
Lotte Confectionery Co. Ltd.	58,861	7,962,275
Lotte Corp. (a)	354,230	16,735,805
Namyang Dairy Products Co. Ltd.	6,791	3,797,799
Samchully Co. Ltd.	95,410	7,776,913
		58,102,073

Spain - 2.85%
Atresmedia Corp de Medios de Comunicacion SA	2,056,313	10,267,483
Lar Espana Real Estate Socimi SA	927,481	7,909,181
		18,176,664
United Kingdom - 18.27%
Balfour Beatty Plc	2,174,915	6,908,862
Countrywide Plc (a)(c)	82,040,745	8,940,659
De La Rue Plc	2,012,730	10,861,651
Debenhams Plc	45,384,978	2,967,586
G4S Plc	3,390,490	8,558,675
ITE Group Plc	11,987,787	9,702,565
J Sainsbury Plc	5,544,923	18,744,619
LSL Property Services Plc	2,897,363	8,095,961
Mitie Group Plc	8,039,703	11,336,262
Premier Foods Plc (a)	12,347,558	5,193,604
Telit Communications Plc (a)	3,656,138	6,053,487
Wm Morrison Supermarkets Plc	7,085,689	19,262,768
		116,626,699
TOTAL COMMON STOCKS (Cost $718,504,764)		$588,891,017

PREFERRED STOCKS - 3.36%
Brazil - 1.55%
Companhia Paranaense de Energia - COPEL B	1,257,549	$9,896,144
Germany - 1.81%
Draegerwerk AG & Co. KGaA	216,176	11,512,805
TOTAL PREFERRED STOCKS (Cost $22,565,201)		$21,408,949

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.00%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $11,685,000 US Treasury Bonds, 3.625%, 08/15/43,
(Market Value $13,047,109)] (proceeds $12,790,201)	$12,789,846	$12,789,846
TOTAL REPURCHASE AGREEMENTS (Cost $12,789,846)		$12,789,846

Total Investments (Cost $753,859,811) - 97.60%		$623,089,812
Other Assets in Excess of Liabilities - 2.40%		15,349,806
TOTAL NET ASSETS - 100.00%		$638,439,618

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,546,676, which represented 3.22% of the net assets of the Fund.

(c)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(d)	All or a portion of this security is on loan. See Note 2 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
December 31, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	4.06%
Auto Components	1.58%
Banks	6.90%
Beverages	5.42%
Commercial Services & Supplies	5.82%
Communications Equipment	3.30%
Construction & Engineering	1.08%
Construction Materials	0.53%
Distributors	1.03%
Diversified Financial Services	1.68%
Diversified Telecommunication Services	2.86%
Electric Utilities	1.78%
Electrical Equipment	0.31%
Electronic Equipment, Instruments & Components	2.34%
Entertainment	0.48%
Equity Real Estate Investment Trusts	5.67%
Food & Staples Retailing	7.92%
Food Products	9.03%
Gas Utilities	1.22%
Health Care Equipment & Supplies	0.94%
Health Care Providers & Services	1.28%
Household Durables	4.84%
Industrial Conglomerates	2.62%
Insurance	1.07%
Machinery	2.25%
Media	3.13%
Multiline Retail	0.47%
Personal Products	0.54%
Pharmaceuticals	3.44%
Real Estate Management & Development	2.67%
Semiconductors & Semiconductor Equipment	0.77%
Specialty Retail	0.98%
Textiles, Apparel & Luxury Goods	2.21%
Trading Companies & Distributors	0.65%
Wireless Telecommunication Services	1.37%
TOTAL COMMON STOCKS	92.24%
PREFERRED STOCKS
Electric Utilities	1.55%
Health Care Equipment & Supplies	1.81%
TOTAL PREFERRED STOCKS	3.36%
REPURCHASE AGREEMENTS	2.00%
TOTAL INVESTMENTS	97.60%
Other Assets in Excess of Liabilities	2.40%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Small Cap Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.28%
Auto Components - 1.09%
Cooper Tire & Rubber Co.	2,848	$92,076
Banks - 2.14%
National Bankshares, Inc.	1,054	38,397
Northrim BanCorp, Inc.	2,487	81,748
Popular, Inc.	1,298	61,291
		181,436
Biotechnology - 7.30%
Eagle Pharmaceuticals, Inc. (a)	5,604	225,785
PDL BioPharma, Inc. (a)	135,484	392,904
		618,689
Capital Markets - 3.12%
Federated Investors, Inc.	9,945	264,040
Communications Equipment - 5.36%
Digi International, Inc. (a)	13,387	135,075
NETGEAR, Inc. (a)	3,591	186,840
Sierra Wireless, Inc. (a)	9,838	132,124
		454,039
Construction & Engineering - 1.64%
Orion Group Holdings, Inc. (a)	32,425	139,103
Electronic Equipment, Instruments & Components - 2.53%
Avnet, Inc.	5,948	214,723
Equity Real Estate Investment Trusts - 0.80%
Alexander & Baldwin, Inc. (a)	3,663	67,326
Food Products - 3.03%
Cal-Maine Foods, Inc.	1,476	62,435
Seneca Foods Corp. - Class A (a)	6,896	194,605
		257,040
Health Care Equipment & Supplies - 0.55%
Invacare Corp.	10,916	46,939
Health Care Providers & Services - 3.74%
Owens & Minor, Inc.	13,587	86,006
Patterson Companies, Inc.	4,154	81,667
Triple-S Management Corp. - Class B (a)	8,594	149,450
		317,123
Hotels, Restaurants & Leisure - 2.60%
International Speedway Corp. - Class A	2,817	123,554
Speedway Motorsports, Inc.	5,931	96,497
		220,051
Household Durables - 10.55%
Beazer Homes USA, Inc. (a)	10,388	98,478
CSS Industries, Inc.	13,233	118,700
Dorel Industries, Inc. - Class B	12,921	166,871
M.D.C. Holdings, Inc.	3,576	100,521
Taylor Morrison Home Corp. - Class A (a)	19,008	302,227
Toll Brothers, Inc.	3,245	106,858
		893,655

Insurance - 4.42%
American National Insurance Co.	1,028	130,803
National Western Life Group, Inc.	498	149,748
Old Republic International Corp.	4,559	93,779
		374,330
Machinery - 4.71%
Briggs & Stratton Corp.	30,501	398,953
Oil, Gas & Consumable Fuels - 3.91%
Chesapeake Energy Corp. (a)	26,866	56,418
World Fuel Services Corp.	12,834	274,776
		331,194
Personal Products - 4.16%
Edgewell Personal Care Co. (a)	9,427	352,098
Pharmaceuticals - 2.27%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	45,509	117,413
Taro Pharmaceutical Industries Ltd.	884	74,822
		192,235
Professional Services - 3.81%
Kelly Services, Inc.	4,389	89,887
Resources Connection, Inc.	16,420	233,164
		323,051
Real Estate Management & Development - 3.06%
St. Joe Co. (a)	19,680	259,186
Software - 2.45%
MicroStrategy, Inc. - Class A (a)	1,627	207,849
Specialty Retail - 1.79%
Rent-A-Center, Inc. (a)	9,383	151,911
Thrifts & Mortgage Finance - 0.93%
Territorial Bancorp, Inc.	3,021	78,486
Trading Companies & Distributors - 1.32%
Houston Wire & Cable Co. (a)	22,033	111,487
TOTAL COMMON STOCKS (Cost $8,223,380)		$6,547,020

PREFERRED STOCKS - 1.49%
Oil, Gas & Consumable Fuels - 1.49%
Chesapeake Energy Corp.	250	$126,250
TOTAL PREFERRED STOCKS (Cost $145,900)		$126,250

	Principal
	Amount	Value
CORPORATE BONDS - 6.04%
Containers & Packaging - 1.81%
Bemis Co., Inc.
6.800%, 8/1/2019	$150,000	$153,242
Electric Utilities - 2.44%
Portland General Electric Co.
6.100%, 4/15/2019	205,000	206,911
Household Durables - 1.46%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
5.250%, 4/15/2021 (b)	125,000	123,750

Water Utilities - 0.33%
California Water Service Co.
5.875%, 5/1/2019	28,000	28,259
TOTAL CORPORATE BONDS (Cost $513,753)		$512,162

REPURCHASE AGREEMENTS - 14.84%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $1,250,000 US Treasury Bonds, 3.125%, 02/15/43,
(Market Value $1,285,279)] (proceeds $1,256,945)	$1,256,910	$1,256,910
TOTAL REPURCHASE AGREEMENTS (Cost $1,256,910)		$1,256,910

Total Investments (Cost $10,139,943) - 99.65%		$8,442,342
Other Assets in Excess of Liabilities - 0.35%		29,982
TOTAL NET ASSETS - 100.00%		$8,472,324

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $123,750, which represented 1.46% of the net assets of the Fund.

Brandes Small Cap Value Fund
Schedule of Investments by Country
December 31, 2018 (Unaudited)

COMMON STOCKS
Canada		3.53%
Ireland		1.39%
Israel		0.88%
United States		71.48%
TOTAL COMMON STOCKS		77.28%
PREFERRED STOCKS
United States		1.49%
TOTAL PREFERRED STOCKS		1.49%
CORPORATE BONDS
United States		6.04%
TOTAL CORPORATE BONDS		6.04%
REPURCHASE AGREEMENTS		14.84%
TOTAL INVESTMENTS		99.65%
Other Assets in Excess of Liabilities		0.35%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	31,277	$3,852
TOTAL COMMON STOCKS (Cost $292,050)		$3,852

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 8.28%
Federal Home Loan Mortgage Corporation - 2.11%
Pool G1-8578, 3.000%, 12/1/2030	$1,590,677	$1,585,350
Pool G0-6018, 6.500%, 4/1/2039	26,624	30,167
Pool A9-3505, 4.500%, 8/1/2040	119,906	125,548
		1,741,065
Federal National Mortgage Association - 6.17%
Pool CA1624, 3.000%, 4/1/2033	1,162,782	1,160,471
Pool 934124, 5.500%, 7/1/2038	45,497	48,466
Pool MA0918, 4.000%, 12/1/2041	274,009	281,752
Pool AS6201, 3.500%, 11/1/2045	1,037,367	1,039,837
Pool AL9865, 3.000%, 2/1/2047	1,895,426	1,848,554
Pool BJ2553, 3.500%, 12/1/2047	710,839	711,037
		5,090,117
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,852,449)		$6,831,182

OTHER MORTGAGE RELATED SECURITIES - 0.03%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 4.651%, 10/25/2036 (c)	$1,321	$1,272
Near Prime Mortgage - 0.03%
Bear Stearns ALT-A Trust
Series 2004-11, 3.186%, 11/25/2034 (1M LIBOR + 0.680%), 11/25/2034 (d)	22,770	22,609
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $23,099)		$23,881

US GOVERNMENTS - 52.37%
Sovereign - 52.37%
United States Treasury Bond
4.750%, 2/15/2037	$4,835,000	$6,162,170
United States Treasury Note
2.000%, 11/15/2021	3,211,000	3,169,483
2.000%, 2/15/2023	6,140,000	6,020,318
2.375%, 8/15/2024	11,655,000	11,548,011
2.250%, 2/15/2027	16,800,000	16,313,062
TOTAL US GOVERNMENTS (Cost $43,637,110)		$43,213,044

ASSET BACKED SECURITIES - 2.28%
Equipment - 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$27,355	$28,564
Student Loan - 2.25%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 3.218%, 9/15/2033 (3M LIBOR + 0.430%), 9/15/2033 (d)	300,000	291,111
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 3.098%, 12/15/2038 (3M LIBOR + 0.310%), 12/15/2038 (d)	400,000	383,279
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 3.078%, 6/15/2039 (3M LIBOR + 0.290%), 6/15/2039 (d)	869,627	843,521
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 3.028%, 12/16/2041 (3M LIBOR + 0.240%), 12/16/2041 (d)	350,000	340,985
		1,858,896
TOTAL ASSET BACKED SECURITIES (Cost $1,764,399)		$1,887,460

CORPORATE BONDS - 36.50%
Automobiles - 1.19%
General Motors Financial Co., Inc.
2.650%, 4/13/2020	$1,000,000	$983,303
Banks - 7.51%
Citibank NA
2.100%, 6/12/2020	1,650,000	1,622,687
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	232,274
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,025,000	1,029,937
JPMorgan Chase & Co.
5.990% (3M LIBOR + 3.470%), Perpetual (d)	1,639,000	1,616,464
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	750,000	555,000
Wells Fargo & Co.
6.558% (3M LIBOR + 3.770%), Perpetual (d)	1,150,000	1,142,812
		6,199,174
Commercial Services & Supplies - 2.05%
ADT Corp.
3.500%, 7/15/2022	1,830,000	1,692,750
Commercial Services & Supplies - 0.43%
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	410,000	357,725
Consumer Products - 1.67%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	925,000	911,125
Wyndham Destinations, Inc.
3.900%, 3/1/2023	510,000	469,200
		1,380,325

Electric Utilities - 0.91%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	343,048
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	206,328
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	200,000	200,084
		749,460
Food, Beverage & Tobacco - 1.78%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	775,000	785,442
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	725,000	679,687
		1,465,129
Health Care Providers & Services - 1.70%
Tenet Healthcare Corp.
6.000%, 10/1/2020	1,385,000	1,402,312
Homebuilders - 1.99%
PulteGroup, Inc.
5.500%, 3/1/2026	980,000	943,250
Toll Brothers Finance Corp.
4.875%, 11/15/2025	745,000	696,575
		1,639,825
Insurance - 1.19%
American International Group, Inc.
6.400%, 12/15/2020	800,000	844,792
CNA Financial Corp.
5.875%, 8/15/2020	135,000	140,048
		984,840
Media - 0.52%
Netflix, Inc.
5.375%, 2/1/2021	420,000	425,250
Metals & Mining - 0.42%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	480,000	273,600
6.375%, 3/15/2024	370,000	69,930
		343,530
Oil, Gas & Consumable Fuels - 8.51%
BP Capital Markets Plc
3.506%, 3/17/2025	810,000	794,084
Chesapeake Energy Corp.
8.000%, 1/15/2025	1,245,000	1,098,713
Chevron Corp.
2.100%, 5/16/2021	1,150,000	1,127,800
Exxon Mobil Corp.
2.397%, 3/6/2022	945,000	927,404
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,054,000	1,045,681
Occidental Petroleum Corp.
3.500%, 6/15/2025	555,000	549,166

Range Resources Corp.
5.000%, 3/15/2023	1,680,000	1,478,400
		7,021,248
Retail - 1.21%
JC Penney Corp, Inc.
5.875%, 7/1/2023 (b)	1,240,000	998,200
Technology - 2.27%
Microsoft Corp.
2.400%, 2/6/2022	1,000,000	988,479
VMware, Inc.
3.900%, 8/21/2027	995,000	882,580
		1,871,059
Telecommunications - 3.15%
AT&T, Inc.
3.000%, 6/30/2022	1,630,000	1,589,659
Frontier Communications Corp.
6.250%, 9/15/2021	1,320,000	871,200
Telefonica Emisiones SA
5.462%, 2/16/2021	135,000	139,907
		2,600,766
TOTAL CORPORATE BONDS (Cost $31,553,492)		$30,114,896

REPURCHASE AGREEMENTS - 0.51%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $385,000 US Treasury Bonds, 3.625%, 08/15/43,
(Market Value $429,879)] (proceeds $419,197)	$419,186	$419,186
TOTAL REPURCHASE AGREEMENTS (Cost $419,186)		$419,186

Total Investments (Cost $84,541,785) - 99.98%		$82,493,501
Other Assets in Excess of Liabilities - 0.02%		20,170
TOTAL NET ASSETS - 100.00%		$82,513,671

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,146,821, which represented 3.81% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	176,124	$21,689
TOTAL COMMON STOCKS (Cost $1,887,388)		$21,689

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 4.75%
Federal Home Loan Mortgage Corporation - 1.25%
Federal Home Loan Mortgage Corporation Pool
Pool G1-8578, 3.000%, 12/1/2030	$2,153,722	$2,146,509
Federal National Mortgage Association - 3.50%
Pool CA1624, 3.000%, 4/1/2033	2,790,677	2,785,129
Pool AS6201, 3.500%, 11/1/2045	1,509,914	1,513,509
Pool AL9865, 3.000%, 2/1/2047	1,763,187	1,719,586
		6,018,224
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,227,591)		$8,164,733

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 4.651%, 10/25/2036 (c)	$4,594	$4,424
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $4,595)		$4,424

US GOVERNMENTS - 28.29%
Sovereign - 28.29%
United States Treasury Bond
4.750%, 2/15/2037	$24,535,000	$31,269,666
United States Treasury Note
2.000%, 2/15/2023	4,000,000	3,922,031
2.250%, 2/15/2027	13,825,000	13,424,291
TOTAL US GOVERNMENTS (Cost $48,874,628)		$48,615,988

ASSET BACKED SECURITIES - 4.00%
Student Loan - 4.00%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 3.218%, (3M LIBOR + 0.430%), 9/15/2033 (d)	$1,500,000	$1,455,557
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 3.098%, (3M LIBOR + 0.310%), 12/15/2038 (d)	1,865,000	1,787,036
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 3.078%, (3M LIBOR + 0.290%), 6/15/2039 (d)	3,750,000	3,637,428
TOTAL ASSET BACKED SECURITIES (Cost $6,505,098)		$6,880,021

CORPORATE BONDS - 59.88%
Automobiles - 1.98%
General Motors Financial Co., Inc.
2.650%, 4/13/2020	$3,460,000	$3,402,228
Banks - 11.31%
Citibank NA
2.100%, 6/12/2020	5,592,000	5,499,433
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	3,700,000	3,717,820
JPMorgan Chase & Co.
5.990%, (3M LIBOR + 3.470%), Perpetual (d)	4,523,000	4,460,809
USB Capital IX
3.500%, (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	3,250,000	2,405,000
Wells Fargo & Co.
6.558%, (3M LIBOR + 3.770%), Perpetual (d)	3,380,000	3,358,875
		19,441,937
Commercial Services & Supplies - 3.91%
ADT Corp.
3.500%, 7/15/2022	7,270,000	6,724,750
Commercial Services & Supplies - 0.83%
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	1,640,000	1,430,900
Consumer Products - 3.21%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	3,695,000	3,639,575
Wyndham Destinations, Inc.
3.900%, 3/1/2023	2,035,000	1,872,200
		5,511,775
Electric Utilities - 0.63%
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	1,091,000	1,091,458
Food, Beverage & Tobacco - 3.13%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	2,850,000	2,888,399
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	2,665,000	2,498,438
		5,386,837
Health Care Providers & Services - 3.12%
Tenet Healthcare Corp.
6.000%, 10/1/2020	5,290,000	5,356,125
Homebuilders - 3.13%
PulteGroup, Inc.
5.500%, 3/1/2026	3,920,000	3,773,000
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,598,850
		5,371,850

Insurance - 2.47%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	2,940,931
CNA Financial Corp.
5.875%, 8/15/2020	1,250,000	1,296,739
		4,237,670
Media - 1.07%
Netflix, Inc.
5.375%, 2/1/2021	1,815,000	1,837,688
Metals & Mining - 0.81%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	2,055,000	1,171,350
6.375%, 3/15/2024	1,145,000	216,405
		1,387,755
Oil, Gas & Consumable Fuels - 11.78%
BP Capital Markets Plc
3.506%, 3/17/2025	3,375,000	3,308,682
Chesapeake Energy Corp.
8.000%, 1/15/2025	5,105,000	4,505,162
Chevron Corp.
2.100%, 5/16/2021	3,460,000	3,393,208
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	1,905,839
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,687,078
Range Resources Corp.
5.000%, 3/15/2023	6,195,000	5,451,600
		20,251,569
Retail - 2.38%
JC Penney Corp, Inc.
5.875%, 7/1/2023 (b)	5,075,000	4,085,375
Technology - 4.15%
Microsoft Corp.
2.400%, 2/6/2022	3,460,000	3,420,137
VMware, Inc.
3.900%, 8/21/2027	4,176,000	3,704,175
		7,124,312
Telecommunications - 5.97%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,105,438
Frontier Communications Corp.
6.250%, 9/15/2021	5,640,000	3,722,400
Telefonica Emisiones SA
5.462%, 2/16/2021	1,390,000	1,440,525
		10,268,363
TOTAL CORPORATE BONDS (Cost $108,285,164)		$102,910,592

REPURCHASE AGREEMENTS - 2.02%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/18), due 01/02/19, 0.50%
[Collateralized by $3,440,000 US Treasury Bonds, 3.125%, 02/15/43,
(Market Value $3,537,087)] (proceeds $3,464,712)	$3,464,616	$3,464,616
TOTAL REPURCHASE AGREEMENTS (Cost $3,464,616)		$3,464,616

Total Investments (Cost $177,249,080) - 98.95%		$170,062,063
Other Assets in Excess of Liabilities - 1.05%		1,807,422
TOTAL NET ASSETS - 100.00%		$171,869,485

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,745,746, which represented 7.42% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Value NextShares
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.73%
Banks - 13.93%
Bank of America Corp.	3,041	$74,930
BB&T Corp.	1,235	53,500
Citigroup, Inc.	1,404	73,092
Fifth Third Bancorp	460	10,824
JPMorgan Chase & Co.	436	42,562
PNC Financial Services Group, Inc.	421	49,219
Wells Fargo & Co.	1,681	77,461
		381,588
Beverages - 0.92%
PepsiCo, Inc.	229	25,300
Biotechnology - 2.63%
Amgen, Inc.	169	32,899
Gilead Sciences, Inc.	626	39,157
		72,056
Building Products - 0.89%
Johnson Controls International Plc	820	24,313
Capital Markets - 4.36%
Bank of New York Mellon Corp.	1,380	64,957
State Street Corp.	863	54,429
		119,386
Communications Equipment - 0.50%
Cisco Systems, Inc.	314	13,606
Diversified Financial Services - 1.27%
Jefferies Financial Group, Inc.	2,007	34,842
Electrical Equipment - 1.78%
Emerson Electric Co.	818	48,875
Electronic Equipment, Instruments & Components - 4.56%
Avnet, Inc.	1,441	52,020
Fabrinet (a)	881	45,204
Flex Ltd. (a)	3,641	27,708
		124,932
Entertainment - 2.46%
Twenty-First Century Fox, Inc. - Class A	613	29,497
Twenty-First Century Fox, Inc. - Class B	796	38,033
		67,530
Health Care Providers & Services - 11.27%
Cardinal Health, Inc.	1,276	56,909
Cigna Corp.	242	45,995
CVS Health Corp.	436	28,567
HCA Healthcare, Inc.	335	41,691
Laboratory Corp of America Holdings (a)	524	66,213

McKesson Corp.	628	69,375
		308,750
Household Durables - 3.22%
M.D.C. Holdings, Inc.	1,525	42,868
Taylor Morrison Home Corp. - Class A (a)	2,853	45,362
		88,230
Household Products - 1.21%
Procter & Gamble Co.	360	33,091
Insurance - 4.57%
American International Group, Inc.	1,374	54,150
Loews Corp.	589	26,811
Old Republic International Corp.	2,151	44,246
		125,207
Interactive Media & Services - 2.31%
Alphabet, Inc. - Class C (a)	61	63,172
IT Services - 3.43%
Amdocs Ltd.	665	38,956
Cognizant Technology Solutions Corp.	869	55,164
		94,120
Machinery - 1.48%
Briggs & Stratton Corp.	3,102	40,574
Media - 5.43%
Comcast Corp. - Class A	1,957	66,636
Omnicom Group, Inc.	1,121	82,102
		148,738
Oil, Gas & Consumable Fuels - 3.84%
Apache Corp.	712	18,690
Chevron Corp.	390	42,428
World Fuel Services Corp.	2,055	43,998
		105,116
Pharmaceuticals - 9.75%
Johnson & Johnson	350	45,168
Merck & Co., Inc.	1,374	104,987
Pfizer, Inc.	2,683	117,113
		267,268
Real Estate Management & Development - 0.96%
St. Joe Co. (a)	1,997	26,300
Road & Rail - 1.58%
AMERCO	132	43,310
Semiconductors & Semiconductor Equipment - 1.07%
Applied Materials, Inc.	898	29,401
Software - 3.31%
Microsoft Corp.	337	34,229
Oracle Corp.	1,252	56,528
		90,757
TOTAL COMMON STOCKS (Cost $2,652,072)		$2,376,462

PREFERRED STOCKS - 3.03%
Banks - 1.59%

U.S. Bancorp (3M LIBOR + 0.600%, minimum of 3.500%) (b)	2,325	$43,524
Capital Markets - 1.44%
Goldman Sachs Group, Inc. (3M LIBOR + 0.670%, minimum of 4.000%) (b)	1,543	27,003
Morgan Stanley (3M LIBOR + 0.700%, minimum of 4.000%) (b)	664	12,589
		39,592
TOTAL PREFERRED STOCKS (Cost $96,945)		$83,116

	Principal
	Amount	Value
MONEY MARKET FUNDS - 11.03%
First American Treasury Obligations Fund - Class X 2.324% (c)	$82,630	$82,630
First American Government Obligations Fund - Class X 2.298% (c)	219,573	219,573
TOTAL MONEY MARKET FUNDS (Cost $302,203)		$302,203

Total Investments (Cost $3,051,220) - 100.79%		$2,761,781
Liabilities in Excess of Other Assets - (0.79%)		(21,642)
TOTAL NET ASSETS - 100.00%		$2,740,139

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)	Variable rate security. This coupon is based on a reference index and spread.
(c)	The rate shown is the annualized seven day yield as of December 31, 2018.

Brandes Value NextShares
Schedule of Investments by Country
December 31, 2018 (Unaudited)

COMMON STOCKS
Ireland		0.89%
Singapore		1.01%
United Kingdom		1.42%
United States		83.41%
TOTAL COMMON STOCKS		86.73%
PREFERRED STOCKS
United States		3.03%
TOTAL PREFERRED STOCKS		3.03%
MONEY MARKET FUNDS		11.03%
TOTAL INVESTMENTS		100.79%
Liabilities in Excess of Other Assets		(0.79)%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2018 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Small Cap Value Fund ("Small Cap Value Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Separately Managed Account Reserve Trust ("SMART Fund") and Brandes Value NextShares ("Value NextShares Fund") (collectively the "Funds" or the "Trust") have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2018, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund, Core Plus Fixed Income Fund, SMART Fund and Value NextShares Fund had securities with market values of $576,474,974, $34,884,268, $721,024, $12,487,153, $797,063,395, $399,450,403, $0, $0, $0 and $0 that represent 86.68%, 60.38%, 58.23%, 57.25%, 62.07%, 64.11%, 0.00%, 0.00%, 0.00%  and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2018 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2018, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Common Stocks
Communication Services	$ -	$ 72,788,763	$ -	72,788,763
Consumer Discretionary	-	76,463,311	-	76,463,311
Consumer Staples	-	64,354,051	-	64,354,051
Energy	-	48,334,621	-	48,334,621
Financials	-	118,551,676	-	118,551,676
Health Care	-	92,182,979	-	92,182,979
Industrials	13,207,958	44,731,428	-	57,939,386
Information Technology	6,490,336	22,457,710	-	28,948,046
Materials	11,807,289	18,686,371	-	30,493,660
Real Estate	16,038,647	-	-	16,038,647
Utilities	-	17,532,676	-	17,532,676
Total Common Stocks	47,544,230	576,083,586	-	623,627,816
Preferred Stocks
Communication Services	-	10,030,114	-	10,030,114
Energy	-	15,411,655	-	15,411,655
Total Preferred Stocks	-	25,441,769	-	25,441,769
Rights
Energy	350,060	-	-	350,060
Total Rights	350,060	-	-	350,060
Repurchase Agreement	-	15,636,594	-	15,636,594
Total Investments in Securities	$ 47,894,290	$ 617,161,949	$ -	$ 665,056,239

Global Equity Fund
Common Stocks
Communication Services	$ -	$ 3,454,222	$ -	3,454,222
Consumer Discretionary	-	6,393,684	-	6,393,684
Consumer Staples	494,177	5,002,109	-	5,496,286
Energy	1,041,868	4,796,199	-	5,838,067
Financials	8,164,133	4,639,984	-	12,804,117
Health Care	7,506,066	4,444,491	-	11,950,557
Industrials	802,779	2,751,178	-	3,553,957
Information Technology	981,192	1,954,850	-	2,936,042
Materials	-	579,046	-	579,046
Real Estate	1,055,483	-	-	1,055,483
Utilities	-	1,549,639	-	1,549,639
Total Common Stocks	20,045,698	35,565,402	-	55,611,100
Preferred Stocks
Information Technology	-	123,753	-	123,753
Total Preferred Stocks	-	123,753	-	123,753
Rights
Energy	22,822	-	-	22,822
Total Rights	22,822	-	-	22,822
Repurchase Agreements	-	2,015,578	-	2,015,578
Total Investments in Securities	$ 20,068,520	$ 37,704,733	$ -	$ 57,773,253

Global Equity Income Fund
Common Stocks
Communication Services	$ -	$ 130,048	$ -	130,048
Consumer Discretionary	-	69,770	-	69,770
Consumer Staples	33,994	112,321	-	146,315
Energy	-	119,494	-	119,494
Financials	109,241	85,795	-	195,036
Health Care	141,382	93,348	-	234,730
Industrials	18,224	35,815	-	54,039

Information Technology	13,102	26,233	-	39,335
Real Estate	35,991	-	-	35,991
Utilities	52,200	44,700	-	96,900
Total Common Stocks	404,134	717,524	-	1,121,658
Preferred Stocks
Financials	95,637	-	-	95,637
Information Technology	-	21,030	-	21,030
Total Preferred Stocks	95,637	21,030	-	116,667
Total Investments in Securities	$ 499,771	$ 738,554	$ -	$ 1,238,325

Global Opportunities Value Fund
Common Stocks
Communication Services	$ -	$ 2,626,777	$ -	2,626,777
Consumer Discretionary	410,412	2,219,937	-	2,630,349
Consumer Staples	774,063	1,991,770	-	2,765,833
Energy	685,008	492,478	-	1,177,486
Financials	1,451,806	1,727,656	-	3,179,462
Health Care	953,188	1,059,955	-	2,013,143
Industrials	1,164,493	1,080,639	-	2,245,132
Information Technology	457,336	464,202	-	921,538
Materials	244,017	-	-	244,017
Real Estate	1,425,521	340,159	-	1,765,680
Utilities	244,505	667,291	-	911,796
Total Common Stocks	7,810,349	12,670,864	-	20,481,213
Preferred Stocks
Consumer Discretionary	-	508,734	-	508,734
Consumer Staples	-	185,607	-	185,607
Energy	-	637,593	-	637,593
Total Preferred Stocks	-	1,331,934	-	1,331,934
Total Investments in Securities	$ 7,810,349	$ 14,002,798	$ -	$ 21,813,147

Emerging Markets Value Fund
Common Stocks
Communication Services	$ 24,538,143	$ 126,090,085	$ -	$ 150,628,228
Consumer Discretionary	24,764,307	208,500,792	-	233,265,099
Consumer Staples	33,923,264	52,523,116	-	86,446,380
Energy	55,986,402	11,678,302	-	67,664,704
Financials	23,705,517	172,700,967	-	196,406,484
Health Care	10,007,828	14,944,995	-	24,952,823
Industrials	69,655,175	43,129,281	-	112,784,456
Information Technology	1,546,032	59,804,000	-	61,350,032
Materials	40,476,124	26,093,381	-	66,569,505
Real Estate	69,122,310	28,873,135	-	97,995,445
Utilities	12,200,865	33,434,571	-	45,635,436
Total Common Stocks	365,925,967	777,772,625	-	1,143,698,592
Preferred Stocks
Communication Services	10,564,838	5,942,226	-	16,507,064
Consumer Discretionary	-	26,050,304	-	26,050,304
Consumer Staples	-	24,335,359	-	24,335,359
Energy	10,855,278	28,304,065	-	39,159,343
Financials	6,040,878	-	-	6,040,878
Utilities	-	8,703,153	-	8,703,153
Total Preferred Stocks	27,460,994	93,335,107	-	120,796,101
Participatory Notes
Communication Services	-	14,420,650	-	14,420,650
Total Participatory Notes	-	14,420,650	-	14,420,650
Repurchase Agreement	-	5,320,970	-	5,320,970
Total Investments in Securities	$ 393,386,961	$ 890,849,352	$ -	$ 1,284,236,313

International Small Cap Equity Fund
Common Stocks
Communication Services	$ 13,994,801	$ 36,065,816	$ -	50,060,617
Consumer Discretionary	31,785,987	39,153,775	-	70,939,762
Consumer Staples	60,557,211	85,648,073	-	146,205,284
Financials	-	61,627,479	-	61,627,479
Health Care	18,116,242	18,027,558	-	36,143,800
Industrials	4,164,545	103,070,995	-	107,235,540
Information Technology	28,219,247	12,719,215	-	40,938,462
Materials	-	3,360,052	-	3,360,052
Real Estate	32,398,732	20,816,856	-	53,215,588
Utilities	5,178,682	13,985,751	-	19,164,433
Total Common Stocks	194,415,447	394,475,570	-	588,891,017
Preferred Stocks
Health Care	-	11,512,805	-	11,512,805
Utilities	-	9,896,144	-	9,896,144
Total Preferred Stocks	-	21,408,949	-	21,408,949
Repurchase Agreements	-	12,789,846	-	12,789,846
Total Investments in Securities	$ 194,415,447	$ 428,674,365	$ -	$ 623,089,812

Small Cap Value Fund
Common Stocks
Consumer Discretionary	$ 1,357,693	$ -	$ -	$ 1,357,693
Consumer Staples	609,138	-	-	609,138
Energy	331,194	-	-	331,194
Financials	898,292	-	-	898,292
Health Care	1,174,986	-	-	1,174,986
Industrials	972,594	-	-	972,594
Information Technology	876,611	-	-	876,611
Real Estate	326,512	-	-	326,512
Total Common Stocks	6,547,020	-	-	6,547,020
Preferred Stocks
Energy	126,250	-	-	126,250
Total Preferred Stocks	126,250	-	-	126,250
Corporate Bonds
Consumer Discretionary	-	123,750	-	123,750
Materials	-	153,242	-	153,242
Utilities	-	235,170	-	235,170
Total Corporate Bonds	-	512,162	-	512,162
Repurchase Agreements	-	1,256,910	-	1,256,910
Total Investments in Securities	$ 6,673,270	$ 1,769,072	$ -	$ 8,442,342

Core Plus Fixed Income Fund
Common Stocks	$ 3,852	$ -	$ -	$ 3,852
Asset Backed Securities	-	1,887,460	-	1,887,460
Corporate Bonds	-	30,114,896	-	30,114,896
Government Securities	-	43,213,044	-	43,213,044
Mortgage Backed Securities	-	6,855,063	-	6,855,063
Repurchase Agreements	-	419,186	-	419,186
Total Investments in Securities	$ 3,852	$ 82,489,649	$ -	$ 82,493,501

SMART Fund
Common Stocks	$ 21,689	$ -	$ -	21,689
Asset Backed Securities	-	6,880,021	-	6,880,021
Corporate Bonds	-	102,910,592	-	102,910,592
Government Securities	-	48,615,988	-	48,615,988
Mortgage Backed Securities	-	8,169,157	-	8,169,157
Repurchase Agreements	-	3,464,616	-	3,464,616
Total Investments in Securities	$ 21,689	$ 170,040,374	$ -	$ 170,062,063

Value NextShares Fund
Common Stocks
Communication Services	$ 279,440	$ -	$ -	279,440
Consumer Discretionary	88,230	-	-	88,230
Consumer Staples	58,391	-	-	58,391
Energy	105,116	-	-	105,116
Financials	661,023	-	-	661,023
Health Care	648,074	-	-	648,074
Industrials	157,073	-	-	157,073
Information Technology	352,815	-	-	352,815
Real Estate	26,300	-	-	26,300
Total Common Stocks	2,376,462	-	-	2,376,462
Preferred Stocks
Financials	83,116	-	-	83,116
Total Preferred Stocks	83,116	-	-	83,116
Money Market Funds	302,203	-	-	302,203
Total Investments in Securities	$ 2,761,781	$ -	$ -	$ 2,761,781

There were no Level 3 securities in the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund, Core Plus Fixed Income Fund, SMART Fund and Value NextShares Fund at the beginning or during the periods presented.

2)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2018, the Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, Small Cap Value Fund, Core Plus Fixed Income Fund, SMART Fund and Value NextShares Fund did not have any securities on loan. The International Equity Fund and International Small Cap Equity Fund had market values of $6,673,973 and $1,970,461 and received non-cash collateral for the loans of $7,008,730 and $2,069,490. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

3)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At December 31, 2018, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

4)	Participatory Notes

The International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund and Value NextShares Fund may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option).  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended December 31, 2018, the Funds did not make any counterparty credit risk valuation adjustments.

The International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, International Small Cap Equity Fund, Small Cap Value Fund and Value NextShares Fund did not invest in any participatory notes at or during the period ended December 31, 2018. The Emerging Markets Value Fund invested in a participatory note with HSBC Bank Plc. The average monthly market value of China South Publishing & Media Group Co. Ltd. was $13,626,056, during the quarter ended December 31, 2018. As a result of the investment in the participation note, the Emerging Markets Value Fund recognized a net unrealized gain of $492,080. The market value of this security on December 31, 2018 was $14,420,650, and can be found in the Emerging Market Value Fund’s Schedule of Investments.

5)	Transactions with Affiliates

The following issuers was affiliated with the Emerging Markets Value Fund and International Small Cap Equity Fund, as the Emerging Market Value Fund and International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2018 through December 31, 2018. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At December 31, 2018	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At December 31, 2018
Urbi Desarrollos Urbanos SA de CV	10,242,449	-	-	10,242,449	$-	$(709,035)	$-	$1,261,299
					$-	$(709,035)	$-	$1,261,299

International Small Cap Equity Fund
Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At December 31, 2018	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At December 31, 2018
Countrywide Plc	114,155,464	-	(32,114,719)	82,040,745	-	35,525,352	(40,013,621)	8,940,659
Desarrolladora Homex SAB de CV	279,501,983	-	-	279,501,983	-	(2,345,796)	-	2,104,967
Mills Estruturas e Servicos de Engenharia SA(1)	8,911,000	-	(5,139,800)	3,771,200	-	5,692,272	(1,382,934)	4,164,545
Safilo Group SpA	-	3,987,550	-	3,987,550	-	(6,309)	-	3,198,117
Urbi Desarrollos Urbanos SA de CV	12,867,533	-	-	12,867,533	-	(890,756)	-	1,584,563
					$-	$37,974,763	$(41,396,555)	$19,992,851

(1) Issuer was not an affiliate as of December 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Jeff Busby
Jeff Busby, President/Principal Executive Officer

Date  2/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
Jeff Busby, President/Principal Executive Officer

Date 2/21/19

By (Signature and Title)* /s/ Gary Iwamura
Gary Iwamura, Treasurer/Principal Financial Officer

Date 2/21/19

* Print the name and title of each signing officer under his or her signature.